Other Financial Assets - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Changes in provisions and indemnification assets	CAD 0.2	CAD 1.2
Bottom of range [member]
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	0.75%	0.88%
Top of range [member]
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	5.15%	4.88%